Trade and Other receivables	6 Months Ended
Jun. 30, 2019
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Trade and Other receivables
2.5.9	Trade and Other receivables

(€’000)	As of June 30, 2019	As of December 31, 2018
Mesoblast	1,837	1,743
Net investment in Lease	579	—

Total Non-current Trade and Other receivables	2,415	1,743

Trade Receivables		182
Net investment in Lease	239	—
Other receivables	159	185

Total Current Trade and Other receivables	398	367